SUPPLEMENTAL FINANCIAL INFORMATION (Details 2) (USD $) In Millions, unless otherwise specified	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Property, Plant and Equipment
Property, plant and equipment	$ 2,654.5	$ 2,702.8
Accumulated depreciation	(1,779.2)	(1,780.3)
Property, plant and equipment, net	875.3	922.5	1,015.5
Land
Property, Plant and Equipment
Property, plant and equipment	32.1	47.0
Buildings and improvements
Property, Plant and Equipment
Property, plant and equipment	578.2	580.2
Machinery and equipment
Property, Plant and Equipment
Property, plant and equipment	1,958.2	2,001.3
Construction-in-progress
Property, Plant and Equipment
Property, plant and equipment	$ 86.0	$ 74.3